5. REVERSE TAKEOVER: Schedule of Fair Value Measurement of Convertible Series I Preferred Shares (Details) - Convertible series I preferred shares	12 Months Ended
Dec. 31, 2020
Volatility	80.00%
Risk-free rate	0.32%
Time to liquidation in years	2 years